Summary of Significant Accounting Policies - Computation of Unaudited Pro Forma Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Nett loss attributable to Silk Road Medical, Inc. common stockholders	$ (24,158)	$ (5,408)	$ (37,629)	$ (19,356)
Comprehensive loss attributable to Silk Road Medical, Inc. common stockholders	(24,158)	$ (5,408)	(37,629)	$ (19,356)
Adjust: Change in fair value of redeemable convertible preferred stock warrants	$ 15,712		$ 11,906
Denominator:
Weighted average common shares used to compute net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted (in shares)	1,200,719	739,308	960,882	434,158
Adjust: Conversion of redeemable convertible preferred stock (in shares)	21,233,190		21,233,190
Adjust: Cash and net exercise of redeemable convertible preferred stock warrants into common stock warrants (in shares)	1,941,105		1,940,450
Adjust: Cash and net exercise of common stock warrants into common stock (in shares)	5,970		246
Weighted average common shares used to compute pro forma net loss per share, basic and diluted (in shares)	24,380,984		24,134,768
Weighted average common shares used to compute pro forma net loss per share, basic and diluted (in shares)	24,380,984		24,134,768
Pro forma net loss per share, basic and diluted (in USD per share)	$ (0.35)		$ (1.07)
Pro forma net loss per share, basic and diluted (in USD per share)	$ (0.35)		$ (1.07)
Pro forma
Numerator:
Nett loss attributable to Silk Road Medical, Inc. common stockholders	$ (8,446)		$ (25,723)
IPO
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued, price per share (in USD per share)	$ 20.00		$ 20.00